CONVERTIBLE NOTES PAYABLE - LONG-TERM	Sep. 30, 2025
December 31, 2024
CONVERTIBLE NOTES PAYABLE - LONG-TERM

NOTE 7 – CONVERTIBLE NOTES PAYABLE – LONG-TERM

In May 2023, the Board of Directors authorized an offering of up to $1,000,000 of mandatorily convertible notes, designated as Series 2023 10% Mandatorily Convertible Notes (the “Series 2023 Notes”), to fund Web3 product development activities as well as sales, marketing, and administrative expenses. During the year ended December 31, 2023, the Company raised $34,000 through the issuance of Series 2023 Notes. The Series 2023 Notes mature 36 months from the issue date (which range between June 1, 2026 and October 2, 2026), and bear interest at 10% per annum.

The Series 2023 Notes are mandatorily convertible 30 calendar days after the earliest to occur of: (i) the Company’s common stock achieving a closing price greater than $1.00 for ten consecutive trading days (a “Market Forced Conversion”), or (ii) the Company completing an offering of common stock resulting in gross proceeds of at least $1,000,000 (an “Offering Forced Conversion”). Upon conversion, the Series 2023 Notes will automatically convert into shares of common stock at a conversion price equal to 75.8% of: (i) the closing price of the Company’s common stock on the tenth trading day for a Market Forced Conversion, or (ii) the offering price of the Company’s common stock for an Offering Forced Conversion.

The number of shares issuable upon conversion is determined by adding the principal amount of the Series 2023 Notes, accrued and unpaid interest, and any applicable default interest, and dividing by the applicable conversion price. The conversion price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company, combinations, recapitalizations, reclassifications, extraordinary distributions, and similar events. Assuming the Series 2023 Notes are not mandatorily converted as discussed above, maturity will be in the fiscal year ended December 31, 2026.

Interest expense related to the Series 2023 Notes was $3,426 and $1,715 for the year ended December 31, 2024 and 2023, respectively. Accrued interest was $5,141 and $1,715 as of December 31, 2024 and December 31, 2023, respectively.

September 30, 2025
CONVERTIBLE NOTES PAYABLE - LONG-TERM

NOTE 7 – CONVERTIBLE NOTES PAYABLE – LONG-TERM

Convertible notes payable – long-term is comprised of the following:

	September 30, 2025	December 31, 2024
Series 2023 Notes
Note payable to unaffiliated individual, interest at 10% per annum, $25,000 due June 1, 2026 and $4,000 due September 30, 2026.	$29,000	$29,000
Note payable to unaffiliated individual, interest at 10% per annum, due October 2, 2026.	5,000	5,000
Series 2025 Notes		-
Note payable to unaffiliated individual, interest at 10% per annum, due February 24, 2028.	10,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 18, 2028.	61,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 31, 2028.	6,200	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 31, 2028.	13,400	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 31, 2028.	250,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due March 31, 2028.	8,500	-
Note payable to unaffiliated individual, interest at 10% per annum, due April 16, 2028.	25,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due April 21, 2028.	12,500	-
Note payable to unaffiliated individual, interest at 10% per annum, due April 28, 2028.	12,500	-
Note payable to unaffiliated individual, interest at 10% per annum, due June 23, 2028.	10,000	-
Note payable to unaffiliated individual, interest at 10% per annum, due August 15, 2028.	15,000	-
Total Convertible Notes Payable – Long-term	$458,100	$34,000

The Series 2023 Notes

In May 2023, the Board of Directors authorized an offering of up to $1,000,000 of mandatorily convertible notes, designated as Series 2023 10% Mandatorily Convertible Notes (the “Series 2023 Notes”), to fund Web3 product development activities as well as sales, marketing, and administrative expenses. The Series 2023 Notes are mandatorily convertible 30 calendar days after the earliest to occur of: (i) the Company’s common stock achieving a closing price greater than $1.00 for ten consecutive trading days (a “Market Forced Conversion”), or (ii) the Company completing an offering of common stock resulting in gross proceeds of at least $1,000,000 (an “Offering Forced Conversion”). Upon conversion, the Series 2023 Notes will automatically convert into shares of common stock at a conversion price equal to 75.8% of: (i) the closing price of the Company’s common stock on the tenth trading day for a Market Forced Conversion, or (ii) the offering price of the Company’s common stock for an Offering Forced Conversion.

The number of shares issuable upon conversion is determined by adding the principal amount of the Series 2023 Notes, accrued and unpaid interest, and any applicable default interest, and dividing by the applicable conversion price. The conversion price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company, combinations, recapitalizations, reclassifications, extraordinary distributions, and similar events. Assuming the Series 2023 Notes are not mandatorily converted as discussed above, maturity will be in the fiscal year ended December 31, 2026.

Interest expense related to the Series 2023 Notes was $2,551 and $2,564 for the nine months ended September 30, 2025 and 2024, respectively, and $857 and $861 for the three months ended September 30, 2025 and 2024. Accrued interest on the Series 2023 Notes was $7,692 and $5,141 as of September 30, 2025 and December 31, 2024, respectively.

The Series 2025 Notes

For the nine months ended September 30, 2025, the Company raised additional funding under the aforementioned offering. These new notes are designated as Series 2025 10% Mandatorily Convertible Notes (the “Series 2025 Notes”). The Series 2025 Notes are identical in all respects to the Series 2023 Notes except they convert at 50% of the offering price, or if the Company’s common stock trades at or above $1.00 per share ($0.50 per share for the March 18 Note) for ten consecutive trading days, in which case they convert at 50% of the closing price on the tenth day. Proceeds from the Series 2025 Notes are being used for general corporate purposes.

On March 18, 2025, the Company issued a Series 2025 Note in the principal amount of $61,000 to an individual investor. The principal amount includes $26,000 of previously accrued liabilities for services rendered, which was exchanged in accordance with a liability conversion agreement executed on the same date. The remaining $35,000 represents new cash proceeds received by the Company. Upon execution of the Series 2025 Note, the previously recorded liability was extinguished and reclassified as part of the convertible debt obligation.

On April 25, 2025, the Board approved the exchange of certain outstanding liabilities into Series 2025 Notes, effective as of March 31, 2025. These include the following:

•A promissory note with a principal and accrued interest balance of $6,205, was exchanged for a new Series 2025 Note in the face amount of $6,200. The Company recorded a gain on extinguishment of debt of $5 for the nine months ended September 30, 2025 upon the exchange.

•Outstanding accrued legal fees and finance charges totaling $424,930 were exchanged for a new Series 2025 Note in the face amount of $250,000. The Company recorded a gain on extinguishment of debt of $174,930 for the nine months ended September 30, 2025 upon the exchange.

•An outstanding and overdue accounts payable of $8,270 and accrued interest of $230 was exchanged for a new Series 2025 Note in the face amount of $8,500.

•A promissory note with a principal balance of $11,667 and accrued interest balance of $1,733, was exchanged for a new Series 2025 Note in the face amount of $13,400.

The following Series 2025 Notes were issued for cash during the nine months ended September 30, 2025

•$10,000 issued to an unrelated individual on February 24, 2025.

•$25,000 issued to an unrelated individual on April 16, 2025.

•$12,500 issued to an unrelated individual on April 21, 2025.

•$12,500 issued to an unrelated individual on April 28, 2025.

•$10,000 issued to an unrelated individual on June 23, 2025.

•$15,000 issued to an unrelated individual on August 15, 2025.

Interest expense related to the Series 2025 Notes was $20,424 for the nine months ended September 30, 2025 and $10,849 for the three months ended September 30, 2025. Accrued interest on the Series 2025 Notes was $20,424 and zero as of September 30, 2025 and December 31, 2024, respectively.